Filed pursuant to Rule 497(e)

Registration Nos. 333-138592 and 811-21979

October 19, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust V
(Registration Nos. 333-138592 and 811-21979)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”) and its series, Nuveen Multi-Asset Income Fund and Nuveen Multi-Asset Income Tax-Aware Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format summary information that mirrors the summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on September 29, 2017.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures